RESTRUCTURING, ACQUISITION AND OTHER	12 Months Ended
Dec. 31, 2024
Restructuring, Acquisition, And Other [Abstract]
RESTRUCTURING, ACQUISITION AND OTHER	RESTRUCTURING, ACQUISITION AND OTHER
ACCOUNTING POLICY
We define restructuring costs as employee costs associated with the targeted restructuring of our employee base, or other costs associated with significant changes in either the scope of business activities or the manner in which business is conducted. Acquisition and integration costs are directly attributable to investigating or completing an acquisition or to integrating an acquired business. Other costs are costs that, in management's judgment about their nature, should be segregated from ongoing operating expenses.
JUDGMENTS
We make significant judgments in determining the appropriate classification of costs to be included in "restructuring, acquisition and other".

RESTRUCTURING, ACQUISITION AND OTHER COSTS

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Restructuring, acquisition and other excluding Shaw Transaction-related costs		276	365
Shaw Transaction-related costs	3	130	320

Total restructuring, acquisition and other		406	685

The restructuring, acquisition and other costs excluding Shaw Transaction-related costs in 2023 and 2024 include severance and other departure-related costs associated with the targeted restructuring of our employee base, including costs related to voluntary departure programs. These costs also included costs related to real estate rationalization programs, an impairment of our radio broadcast licences (in 2024), and transaction costs related to other completed and potential acquisitions and other corporate transactions.

The Shaw Transaction-related costs in 2023 and 2024 consisted of incremental costs supporting acquisition (in 2023) and integration activities (in 2023 and 2024) related to the Shaw Transaction. This includes significant costs in the second quarter of 2023 relating to closing-related fees, the Shaw Transaction-related employee retention program, and the cost of the tangible benefits package related to the broadcasting portion of the Shaw Transaction.